Commitments and contingencies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
11. Commitments and contingencies
D-Wave Systems Warrant Transaction Agreements
In November 2020, contemporaneously with a revenue arrangement, D-Wave Systems entered into a contract, pursuant to which D-Wave Systems agreed to cancel a previously issued warrant with a customer and replace it with a warrant to acquire up to 3,247,637 shares of its Class A Preferred Shares (the “ Warrant Preferred Shares”), subject to certain vesting requirements. As the warrant was issued in connection with an existing commercial agreement with a customer, the value of the warrant was determined to be consideration payable to the customer and consequently will be treated as a reduction to revenue recognized under the corresponding revenue arrangement. Approximately 40% of the previously issued warrants had vested and became immediately exercisable on August 13, 2020. The remaining Warrant Preferred Shares will vest and become exercisable upon satisfaction of certain milestones based on revenue generated under the commercial agreement with the customer, to the extent certain prepayments are made by the customer.
As of March 31, 2023, these revenue-based milestones have yet to be met. The fair value of the Warrant Preferred Shares at the date of issuance was determined to be $1.1 million. During the three months ended March 31, 2023, no Warrant Preferred Shares were vested or probable of vesting.
Leases
The Company primarily enters into leases for office space that are classified as operating leases. During the three months ended March 31, 2023,and 2022, total lease cost, composed primarily of the costs related to operating leases, was $0.4 million and $0.4 million, respectively.
Litigation
From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.
In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products when used for their intended purposes infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.
As of March 31, 2023 and 2022, the Company was not subject to any material litigation or pending litigation claims.

14. Commitments and contingencies
D-Wave Systems Warrant Transaction Agreements
In November 2020, contemporaneously with a revenue arrangement, D-Wave Systems entered into a contract, pursuant to which D-Wave Systems agreed to issue to a customer a warrant to acquire up to 3,247,637 shares of its Class A Preferred Shares (the “Warrant Preferred Shares”), subject to certain vesting requirements. As the warrant was issued in connection with an existing commercial agreement with a customer, the value of the warrant was determined to be consideration payable to the customer and, consequently, will be treated as a reduction to revenue recognized under the corresponding revenue arrangement. Approximately 40% of the Warrant Preferred Shares vested and became immediately exercisable on August 13, 2020. The remaining Warrant Preferred Shares will vest and become exercisable upon satisfaction of certain milestones based on revenue generated under the commercial agreement with the customer, to the extent certain prepayments are made by the customer.
As of December 31, 2022, these revenue-based milestones have yet to be met. The fair value of the Warrant Preferred Shares at the date of issuance was determined to be $1.1 million. During the year ended December 31, 2022, no Warrant Preferred Shares were vested or probable of vesting.
As a result of the Merger and as per the Transaction Agreement, the Warrant Preferred Shares noted above, are exercisable for up to 2,889,282 Common Shares, which amount is equal to the number of warrants multiplied by the Conversion Ratio. The D-Wave Systems Warrant Preferred Shares were purchased at a purchase price of approximately $2.16 per D-Wave Systems Warrant.
The Company estimated the fair value of D-Wave Systems Warrant Shares on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each warrant. The estimated fair value of the Common Shares was based on the Common Share offering price due to its proximity to the grant date of the Warrant Shares. The estimated term is based on the contractual life of the Warrant Shares. The remaining assumptions were developed consistent with the methodologies described further in Note 12 - Share Based Compensation.
Lease obligation
In November 2021, the Company amended a building lease to extend the term by ten years and six months through December 31, 2033. The lease amendment constituted a modification as it extended the original lease term and required evaluation of the remeasurement of the lease liability and corresponding right-of-use asset. The reassessment resulted in the Company continuing to classify the lease as an operating lease and remeasurement of the lease liability on the basis of the extended lease term. The total right-of-use asset recorded in association with the lease extension was $6.8 million with a corresponding operating lease liability.
In September 2022, the Company amended a building lease to extend the term by twelve months through June 30, 2024. The lease amendment constituted a modification as it extended the original lease term and required evaluation of the remeasurement of the lease liability and corresponding right-of-use asset. The reassessment resulted in the Company continuing to classify the lease as an operating lease and remeasurement of the lease liability on the basis of the extended lease term. The total right-of-use asset recorded in association with the lease extension was $0.2 million with a corresponding operating lease liability.
In October 2022, the Company amended a building lease to extend the term by two years through December 2024. The lease amendment constituted a modification as it extended the original lease term and required evaluation of the remeasurement of the lease liability and corresponding right-of-use asset. The reassessment resulted in the Company continuing to classify the lease as an operating lease and remeasurement of the lease liability on the basis of the extended lease term. The total right-of-use asset recorded in association with the lease extension was $0.2 million with a corresponding operating lease liability.
Litigation
From time to time, the Company may become involved in various legal proceedings in the ordinary course of its business and may be subject to third-party infringement claims.
In the normal course of business, the Company may agree to indemnify third parties with whom it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company, with respect to certain matters. The Company has agreed, under certain conditions, to hold these third parties harmless against specified losses, such as those arising from a breach of representations or covenants, other third-party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third parties, or other claims made against certain parties. It is not possible to determine the maximum potential amount of liability under these indemnification obligations due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances that are likely to be involved in each particular claim.
As of December 31, 2022 and 2021, the Company was not subject to any material litigation or pending litigation claims.